SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)						12 Months Ended
	May 16, 2024	Apr. 11, 2024	Mar. 09, 2024	Feb. 22, 2024	Jan. 17, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 08, 2024	Dec. 11, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized			30,000,000				30,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share			$ 0.001				$ 0.001	$ 0.001
Common Stock, Shares Authorized			270,000,000				270,000,000		45,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001				$ 0.001		$ 0.001
Stock Issued During Period, Shares, New Issues	2,445,415			20,000
Stock Issued During Period, Value, New Issues				$ 99,020		$ 5,600,000	$ 2,027,574
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.52
Common Stock, Shares, Outstanding					275,000	3,970,558	1,173,867
Payments for Commissions					$ 168,532
Stockholders' Equity, Reverse Stock Split		1-for-10
Stock Issued During Period, Shares, Issued for Services			61,276
Share Price	$ 2.29			$ 4.95
Proceeds from Issuance of Private Placement	$ 5,600,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	7,336,245
Warrants and Rights Outstanding, Maturity Date	Sep. 15, 2024
Statutory surplus reserve, description						Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Xi'an DT [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner						25.00%	25.00%
Tianjin YHX [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner						49.00%	49.00%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues						2,445,415	275,000
Stock Issued During Period, Value, New Issues						$ 2,445	$ 275
Stock Issued During Period, Shares, Issued for Services							57,000
Common Stock [Member] | Five Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues					275,000
Shares Issued, Price Per Share					$ 8.00
Stock Issued During Period, Value, New Issues					$ 2,200,000
Common Stock [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 8.80
Weighted average remaining contractual term exercisable					24 months